UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number [811-00515]

Wall Street EWM Funds Trust
(Exact name of registrant as specified in charter)

55 E. 52nd Street, 23rd Floor
New York, NY  10055
 (Address of principal executive offices) (Zip code)

Frederick Taylor, President
Wall Street EWM Funds Trust
55 E. 52nd Street, 23rd Floor
New York, NY  10055
 (Name and address of agent for service)

(646) 265-2380
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2015

Date of reporting period:  March 31, 2015

Item 1. Schedule of Investments.

The Wall Street Fund
Schedule of Investments
March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Aerospace - 4.0%
Precision Castparts Corp.	7,000	$1,470,000
United Technologies Corp.	22,000	2,578,400
		4,048,400
Biotechnology - 2.4%
Gilead Sciences, Inc.	25,000	2,453,250

Chemicals - 2.4%
Celanese Corp.	44,000	2,457,840

Containers & Packaging - 2.4%
Rock-Tenn Co.	38,000	2,451,000

Diversified - 2.4%
3M Co.	15,000	2,474,250

Electrical Equipment - 2.5%
Roper Industries, Inc.	15,000	2,580,000

Energy - 2.5%
Chevron Corp.	6,500	682,370
Marathon Oil Corp.	71,000	1,853,810
		2,536,180
Energy Equipment & Services - 4.8%
Core Laboratories NV (b)	13,000	1,358,370
Noble Corp. (b)	83,000	1,185,240
Schlumberger Ltd. (b)	28,500	2,378,040
		4,921,650
Financial Services - 10.5%
American Express Co.	27,500	2,148,300
East West Bancorp, Inc.	45,000	1,820,700
Mastercard, Inc.	32,500	2,807,675
The Blackstone Group LP	100,000	3,889,000
		10,665,675
Forest Products - 2.4%
Weyerhaeuser Co. - REIT	73,000	2,419,950

Health Care Services - 3.2%
UnitedHealth Group, Inc.	28,000	3,312,120

Industrial Equipment - 2.1%
Fastenal Co.	51,000	2,113,185

Insurance - 2.3%
ACE Ltd. (b)	21,500	2,397,035

Leisure - 4.6%
Las Vegas Sands Corp.	40,000	2,201,600
Polaris Industries, Inc.	18,000	2,539,800
		4,741,400
Media - 5.3%
AMC Networks, Inc. - Class A (a)	27,500	2,107,600
DIRECTV (a)	5,000	425,500
Walt Disney Co.	27,850	2,921,186
		5,454,286
Office Equipment - 5.6%
Apple, Inc.	23,100	2,874,333
Western Digital Corp.	31,000	2,821,310
		5,695,643
Pharmaceuticals - 1.4%
Actavis plc (a)(b)	4,694	1,396,945

Property Management - 3.2%
CBRE Group, Inc. - Class A (a)	85,000	3,290,350

Retail - 3.0%
TJX Companies, Inc.	43,000	3,012,150

Semiconductors - 3.0%
NXP Semiconductors NV (a)(b)	30,000	3,010,800

Services - 3.9%
Accenture PLC - Class A (b)	11,000	1,030,590
Google, Inc. - Class A (a)	2,500	1,386,750
Google, Inc. - Class C (a)	2,800	1,534,400
		3,951,740
Software - 4.6%
Ansys, Inc. (a)	28,000	2,469,320
Microsoft Corp.	54,000	2,195,370
		4,664,690
Specialty Retail - 14.4%
AutoNation, Inc. (a)	41,000	2,637,530
AutoZone, Inc. (a)	5,200	3,547,232
Five Below, Inc. (a)	37,000	1,316,090
Home Depot, Inc.	26,500	3,010,665
Nike, Inc. - Class B	21,500	2,157,095
Ralph Lauren Corp.	15,000	1,972,500
		14,641,112
Telecommunications - 1.8%
American Tower Corp. - REIT	20,000	1,883,000

Transportation - 2.3%
Union Pacific Corp.	22,000	2,382,820

TOTAL COMMON STOCKS (Cost $68,144,738)		$98,955,471

SHORT TERM INVESTMENT - 3.0%
Money Market Fund - 3.0%
First American Prime Obligations Fund, Class Z, 0.016% (c)	3,029,900	3,029,900
TOTAL SHORT TERM INVESTMENT (Cost $3,029,900)		$3,029,900

Total Investments (Cost $71,174,638) - 100.0%		$101,985,371
Liabilities in Excess of Other Assets - 0.0%		(4,861)
TOTAL NET ASSETS - 100.0%		$101,980,510

Percentages are stated as a percent of net assets.

(a) Non-income producing security
(b) Foreign Domiciled
(c) Variable Rate Security - the rate shown is the annualized seven-day effective yield as of March 31, 2015.

REIT - Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$98,955,471	$–	$–	$98,955,471
Short-Term Investment	3,029,900	–	–	3,029,900
Total Investments	$101,985,371	–	–	$101,985,371

Transfers between levels are recognized at the end of the reporting period.  During the period ended March 31, 2015, the Fund recognized no transfers to/from Level 1 or 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows:

The Wall Street Fund

Cost of investments	$ 71,174,638

Gross unrealized appreciation	33,165,827
Gross unrealized depreciation	(2,355,094)
Net unrealized appreciation	$ 30,810,733

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Wall Street EWM Funds Trust

By (Signature and Title)  /s/ Frederick Taylor
                                            Frederick Taylor, President

Date   May 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Frederick Taylor
                                              Frederick Taylor, President

Date   May 19, 2015

By (Signature and Title)*  /s/ John J. Rendinaro
                                              John J. Rendinaro, Treasurer

Date   May 21, 2015

* Print the name and title of each signing officer under his or her signature.